SCHEDULE OF CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) - USD ($)	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Nov. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities of continuing operations:
Net loss	$ (2,799,353)	$ (525,600)		$ (1,713,123)	$ (1,071,845)	$ (657,375)
Adjustments to reconcile net loss to cash used in operating activities:
Stock based compensation and services	1,356,795	179,938		849,513	115,038	104,140
Gain/loss on FOREX transactions	(3,861)	178,604
Changes in operating assets and liabilities:
Accounts payable				305,214	41,141	6,165
Accounts receivable and other assets	72,578	(13,717)		(80,815)	(3,566)
Net cash provided by (used in) operating activities	(1,207,919)	(288,845)		(846,948)	(862,696)	(534,073)
Cash flows from investing activities:
Acquisition of capital assets	(20,087)	(4,958)		(156,575)		(10,525)
Net cash provided by (used in) investing activities	(20,087)	(4,958)		(153,718)		(10,525)
Cash flows from financing activities:
Net proceeds from sale of common stock	1,411,901	444,500		1,595,750	291,600	489,875
Net cash provided by (used in) financing activities	1,275,753	327,174		1,312,416	930,145	575,078
Effect of exchange rates on cash and cash equivalents	1,279	(7,228)		(8,347)	(74)	(5,891)
Net increase (decrease) in cash and cash equivalents	49,026	26,143		303,403	67,375	24,589
Cash and cash equivalents at beginning of period	396,216	92,813	$ 92,813	92,813	25,438	849
Cash and cash equivalents at end of period	$ 445,242	118,956		396,216	92,813	25,438
Apollo Resources Corporation [Member]
Cash flows from operating activities of continuing operations:
Net loss			(1,489,842)		(1,030,574)	(1,203,473)
Adjustments to reconcile net loss to cash used in operating activities:
Stock based compensation and services			938,808		197,805	331,858
Gain/loss on FOREX transactions			(111,991)
Changes in operating assets and liabilities:
Accounts payable			(55,104)
Accounts receivable and other assets			1,521		(10,748)	2,465
Net cash provided by (used in) operating activities			(716,607)		(1,284,144)	(1,062,567)
Cash flows from investing activities:
Related party transactions			1,156,276
Acquisition of capital assets			(444,287)		(39,488)
Net cash provided by (used in) investing activities			711,989		(39,488)
Cash flows from financing activities:
Net proceeds from sale of common stock			4,950			525,000
Net cash provided by (used in) financing activities			4,950		1,324,296	922,215
Effect of exchange rates on cash and cash equivalents			(3,449)		111	1,293
Net increase (decrease) in cash and cash equivalents			(3,116)		775	(139,059)
Cash and cash equivalents at beginning of period		$ 5,973	5,973	$ 5,973	5,198	144,257
Cash and cash equivalents at end of period			$ 2,857		$ 5,973	$ 5,198